Stock-Based Compensation - Employees and Non-Employees Related to Options and RSAs Recognized (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		24 Months Ended	27 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Operating expenses
Selling, general and administrative	$ 995,731	$ 0	$ 1,872,104	$ 1,872,104	$ 0	$ 1,872,104	$ 2,867,835